Equity	12 Months Ended
Jun. 30, 2020
Stockholders' Equity Note [Abstract]
EQUITY

NOTE 15 – EQUITY

Ordinary Shares

At the reorganization event described in Note 1, the Company issued 50,000 ordinary shares with par value of $1 to exchange for the ownership in E-Home Pingtan from the former shareholders to WFOE.

Prior to the reorganization, the Company had $3,620,757 and $3,885,586 in contributed ownership as of June 30, 2019 and 2018, respectively.

The reorganization has been accounted for at historical cost and prepared on the basis as if the reorganization had become effective as of the beginning of the first period presented in the accompanying financial statements of the Company. On May 23, 2019, the Company split its 50,000 ordinary shares into 500,000,000 ordinary shares. The authorized ordinary shares became 500,000,000 shares and the par value changed from US$1 to US$0.0001. As part of its reorganization and on May 23, 2019, the Company surrendered 472,000,000 ordinary shares. Currently, the Company has 28,000,000 ordinary shares issued and outstanding.

Statutory Reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors and there is no discretionary surplus reserve as of June 30, 2020, 2019 and 2018. The reserved amounts as determined pursuant to PRC statutory laws totaled $664,100 as of June 30, 2020, 2019 and 2018.

Dividends

Dividends declared by the Company are based on the distributable profits as reported in its statutory financial statements reported in accordance with PRC GAAP, which may differ from the results of operations reflected in the consolidated financial statements prepared in accordance with US GAAP. The Company’s ability to pay dividends is primarily from cash received from its operating activities in PRC. For the years ended June 30, 2020, 2019 and 2018, there was no Company dividend declared.